Note 43 - Insurance and reinsurance contracts income and expenses	12 Months Ended
Dec. 31, 2018
Insurance and Reinsurance Contracts Income and Expenses
Other operating income and expenses on Insurance and reinsurance contracts

43. Income and expense from insurance and reinsurance contracts

The detail of the headings “Income and expense from insurance and reinsurance contracts” in the accompanying consolidated income statements is as follows:

Other operating income and expense on insurance and reinsurance contracts (Millions of euros)
	2018	2017	2016
Income on insurance and reinsurance contracts	2.949	3.342	3.652
Expenses on insurance and reinsurance contracts	(1.894)	(2.272)	(2.545)
Total	1.055	1.069	1.107

The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2018, 2017 and 2016:

Income by type of insurance product (Millions of euros)
	2018	2017	2016
Life insurance	682	604	634
Individual	486	346	268
Savings	56	38	30
Risk	430	308	238
Group insurance	196	258	366
Savings	39	(4)	8
Risk	157	263	357
Non-Life insurance	373	464	474
Home insurance	110	118	131
Other non-life insurance products	263	346	342
Total	1.055	1.069	1.107